The Advisors’ Inner Circle Fund III

FS Multi-Strategy Alternatives Fund

FS Chiron Real Asset Fund

FS Managed Futures Fund

(each, a “Fund” and together, the “Funds”)

Supplement Dated December 16, 2022 to:

•	the Funds’ Prospectus, dated April 12, 2022, as supplemented; and
•	the Summary Prospectus for the FS Multi-Strategy Alternatives Fund, dated May 3, 2022, as supplemented (the “Multi-Strategy Alternatives Fund Summary Prospectus”).

This supplement provides new and additional information beyond that contained in the Prospectus and Multi-Strategy Alternatives Fund Summary Prospectus, and should be read in conjunction with the Prospectus and Multi-Strategy Alternatives Fund Summary Prospectus.

I.       FS Fund Advisor, LLC, the investment adviser to the Funds, has registered with the Commodity Futures Trading Commission as a commodity pool operator under the Commodity Exchange Act with respect to each Fund and is a member of the National Futures Association. Accordingly, effective immediately, the Prospectus is hereby amended and supplemented as follows:

A.       The legend on the cover page of the Prospectus is deleted and replaced with the following disclosure:

The U.S. Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

B.       The following disclosure is added as a new, last paragraph to the “Investment Adviser” section of the Prospectus:

The Adviser has registered with the Commodity Futures Trading Commission as a “commodity pool operator” under the Commodity Exchange Act with respect to each Fund and is a member of the National Futures Association. The Adviser expects to operate each Fund in accordance with the exemptions set forth in CFTC Regulation 4.12(c)(3).

C.       The following disclosure is added to the “Purchasing, Selling and Exchanging Fund Shares” section of the Prospectus, under the “General Information” subsection:

You may obtain the current NAV of each Fund by calling 1-877-628-8575.

II.        The FS Multi-Strategy Alternatives Fund invests in Alternative Beta Strategies by entering into a total return swap or other Financial Instrument with an Alternative Beta Provider (as such capitalized terms are defined in the Fund’s Prospectus and Summary Prospectus). Accordingly, effective immediately, the Fund’s Prospectus and Summary Prospectus are hereby amended and supplemented as follows:

A.       The fourth and fifth sentences of the second paragraph in the FS Multi-Strategy Alternatives Fund’s “Principal Investment Strategies” section of the Prospectus and Summary Prospectus are deleted and replaced with the following:

The Fund invests in Alternative Beta Strategies by entering into a total return swap or other type of Financial Instrument (as defined below) with an Alternative Beta Provider, a financial institution. Alternative Beta Providers are counterparties to derivative transactions, not sub-advisers.

B.       The second sentence of the first paragraph in the FS Multi-Strategy Alternatives Fund’s “Principal Investment Strategies — General” section of the Prospectus and Summary Prospectus is deleted and replaced with the following:

An Alternative Beta Provider is a financial institution that serves as a counterparty to the Fund in a total return swap or other Financial Instrument (as defined below) that offers exposure to the returns of a specified underlying asset.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CHI-PS-005-0100

The Advisors’ Inner Circle Fund III

FS Multi-Strategy Alternatives Fund

FS Chiron Real Asset Fund

FS Managed Futures Fund

(each, a “Fund” and together, the “Funds”)

Supplement Dated December 16, 2022

to the Funds’ Statement of Additional Information (“SAI”)

dated April 12, 2022, as supplemented

This supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with the SAI.

FS Fund Advisor, LLC, the investment adviser to the Funds, has registered with the Commodity Futures Trading Commission as a commodity pool operator under the Commodity Exchange Act with respect to each Fund. Accordingly, effective immediately, the SAI is hereby amended and supplemented as follows:

1.	In the “Description of Permitted Investments” section of the SAI, the following is added as a new, final paragraph under the “Commodity-Related Investments” subheading:

The Adviser has registered with the Commodity Futures Trading Commission as a commodity pool operator under the CEA with respect to each Fund and is a member of the National Futures Association. The Adviser expects to operate each Fund in accordance with the exemptions set forth in CFTC Regulation 4.12(c)(3).

2.	In the “Description of Permitted Investments” section of the SAI, the “CPO Exclusion” subheading and the disclosure thereunder are deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CHI-SX-005-0100